Financial Instruments and Risk Management (Details) - Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Maximum exposure to credit risk	SFr 716,315	SFr 216,183
Cash And Cash Equivalents [member]
Financial assets
Maximum exposure to credit risk	617,409	15,395
Other non-current financial assets [Member]
Financial assets
Maximum exposure to credit risk	80,001	194,263
Trade receivables [member]
Financial assets
Maximum exposure to credit risk		6,525
Other receivables [Member]
Financial assets
Maximum exposure to credit risk	SFr 18,905